Note 6 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2021
Notes
Note 6 - Commitments and Contingencies

Note 6 – Commitments and Contingencies

The Company is, and expects in the future to be, involved in various legal proceedings incidental to its business from time to time. Management makes provisions in its financial statements for legal, regulatory, and other contingencies when, in the opinion of Management, a loss is probable and reasonably estimable. At September 30, 2021, no such known proceedings or amounts, individually or in the aggregate, were expected to have a material impact on the Company or its financial condition or results of operations.

Management created a COVID-19 Task Force that continues to diligently work to identify and manage potential impact. During the first and second quarters of 2020, the Task Force initially closed branch offices to the public. Loans were originated by appointment only with no more than one customer in the branch office at any time. Customers were and are encouraged to pay electronically. For those unable to pay electronically, a no contact process was implemented for the branch offices. We re-opened our branch lobbies to the public during the second quarter of 2020. Corporate team members returned to the office during the third quarter of 2020. Branch offices and corporate departments are closely monitored and may close temporarily based on exposure. The Company will adhere to mandates from federal, state and/or local authorities regarding COVID-19 protocols. Management is monitoring the President’s vaccine mandate for the private sector requiring private businesses the employ 100 or more workers to either get the vaccine or test regularly. The mandate falls under the jurisdiction of the Labor Department’s Occupational Safety and Health Administration, or OSHA. COVID-19 presents material uncertainty and risk with respect to the Company’s performance and operations, including the potential impact on delinquencies and the allowance for credit losses if our customers experience prolonged periods of unemployment, which could result in material impact to the Company’s future results of operations, cash flows and financial condition.